CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenues
Total Revenue	$ 1,495,995	$ 1,596,268	$ 5,840,889	$ 6,377,760
Cost of Goods Sold	386,253	575,322	1,933,195	1,542,657
Gross margin	1,109,742	1,020,946	3,907,694	4,835,103
Operating expenses
General and administrative	151,348	281,253	962,616	1,283,172
Transaction expenses	26,338	41,286	86,799	216,025
Total operating expenses	1,071,263	1,658,091	5,466,443	6,515,137
Net operating profit (loss)	38,479	(637,145)	(1,558,749)	(1,680,034)
Other income (expenses):
Interest expense	(9,310)	(47,402)	(191,323)	(31,868)
Change in fair value on derivative		26,069	90,200	(64,731)
Gain on forgiveness of debt			107,862
Other (expense) income		19,616	(20,114)	156,516
Total other expenses	(9,310)	(1,717)	(13,375)	59,917
Income (loss) before income taxes	29,169	(638,862)	(1,572,124)	(1,620,117)
Income tax (expense) benefit	0	182,843	(1,838,490)	694,363
Net loss attributable to stockholders	$ (2,811)	$ (451,252)	$ (3,448,090)	$ (836,205)
Net loss income per share attributable to common shareholders:
Basic	$ 0.00	$ (0.05)	$ (0.05)	$ (0.08)
Diluted	$ 0.00	$ (0.05)	$ (0.05)	$ (0.08)
Weighted average number of shares outstanding, basic	9,998,446	9,998,446	9,998,446	9,998,446
Weighted average number of shares outstanding, diluted	9,998,446	9,998,446	9,998,446	9,998,446
IDoc Virtual Telehealth Solutions, Inc.
Revenues
Total Revenue	$ 1,639,765	$ 1,948,691	$ 6,626,190	$ 8,509,237
Cost of Goods Sold	400,563	790,133	2,451,633	3,229,891
Gross margin	1,239,202	1,158,558	4,174,557	5,279,346
Operating expenses
General and administrative	288,684	574,979	6,052,031	1,824,460
Compensation and related benefits	402,333	617,794	2,044,822	2,688,844
Transaction expenses	92,000	140,769	358,471	587,852
Professional fees	110,182	47,400	87,886	105,996
Total operating expenses	893,199	1,380,942	8,543,210	5,207,152
Net operating profit (loss)	346,003	(222,384)	(4,368,653)	72,194
Other income (expenses):
Interest expense	(78,714)	(121,387)	(317,048)	(152,626)
Change in fair value on derivative		26,069	90,200	(64,731)
Gain on forgiveness of debt			107,862
Impairment charges			(104,076)
Other (expense) income	(18,200)	(3,935)	(338,813)	135,570
Total other expenses	(96,914)	(99,253)	(561,875)	(81,787)
Income (loss) before income taxes	249,089	(321,637)	(4,930,528)	(9,593)
Income tax (expense) benefit	(55,603)	72,270	1,070,410	(8,531)
Net loss attributable to stockholders	$ 193,486	$ (249,367)	$ (3,860,118)	$ (18,124)
Net loss income per share attributable to common shareholders:
Basic	$ 38.9	$ (50.1)	$ (775.4)	$ (3.6)
Diluted	$ 38.9	$ (50.1)	$ (775.4)	$ (3.6)
Weighted average number of shares outstanding, basic	4,978	4,978	4,978	4,978
Weighted average number of shares outstanding, diluted	4,978	4,978	4,978	4,978
Patient Fees | IDoc Virtual Telehealth Solutions, Inc.
Revenues
Total Revenue	$ 1,121,355	$ 999,878	$ 3,475,666	$ 5,398,566
Telehealth Fees | IDoc Virtual Telehealth Solutions, Inc.
Revenues
Total Revenue	512,710	673,337	2,434,210	2,053,497
Institutional Fees | IDoc Virtual Telehealth Solutions, Inc.
Revenues
Total Revenue	$ 5,700	$ 275,476	$ 716,314	$ 1,057,174